Benefit Plans (Effect of one-percentage-point change in assumed healthcare cost trend rates) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Postemployment Benefits [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	0
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	7
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (6)